Equity Incentive Plan - Summarize the activity of the company unvested RSUs (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shares/ Units
Granted (in shares) | shares	21,475,400
Unvested at end of the period (in shares) | shares	21,475,400
Weighted average grant date fair value per share
Granted (per share) | $ / shares	$ 0.01
Weighted average grant date fair value per share, End of the period (per share) | $ / shares	$ 0.01